BetaBuilders USD High Yield Corporate Bond ETF Investment Strategy - BetaBuilders USD High Yield Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Index (the Underlying Index), which is capitalization weighted based on an issuer’s current market value of debt outstanding and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. To be included in the Underlying Index, securities must be rated below investment grade (based on an average of Moody’s, S&P, and Fitch ratings), have at least 18 months to final maturity at time of issuance, at least one year remaining term to final maturity as of rebalance date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. Securities that are original issue zero coupon bonds, 144A securities, pay-in-kind securities, callable perpetual securities (provided they are at least one year from the first call date), and fixed-to-floating (provided they are callable within the fixed rate period and at least one year from last call prior to transition date) are also eligible for inclusion in the index. As of May 29, 2026 the effective duration of the Underlying Index was 3.1 years.The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy. The Fund may invest up to 100% of its total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include “distressed debt.” Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings of securities of issuers operating in troubled industries. In seeking to track the Underlying Index, the Fund may invest in corporate bonds structured as corporate debt securities, public or private placements, restricted and other unregistered securities and U.S. dollar-denominated securities of foreign issuers. Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed funds, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund intends to utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. Targeted investment characteristics of the collective portfolio include asset class exposure, industry weightings, liquidity, and other fixed income specific attributes (such as yield, duration, credit quality, spread and maturity). Even when the Fund utilizes representative sampling, it must still invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced monthly in accordance with the monthly rebalancing of the Underlying Index. The Fund will not invest 25% or more of the value of its total assets in the securities of companies conducting their principal business activities in the same industry.